Franchise arrangements - Schedule of Future Minimum Rent Payments Due to the Company Under Existing Franchised Agreements (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Franchise Arrangements [Line Items]
2023	$ 59,627
2024	51,672
2025	47,727
2026	43,132
2027	37,987
Thereafter	191,907
Total	432,052
Owned sites
Franchise Arrangements [Line Items]
2023	5,497
2024	4,712
2025	4,732
2026	4,764
2027	4,639
Thereafter	36,524
Total	60,868
Leased sites
Franchise Arrangements [Line Items]
2023	54,130
2024	46,960
2025	42,995
2026	38,368
2027	33,348
Thereafter	155,383
Total	$ 371,184